Schedule of movement valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Balance at beginning of the year	¥ 10,189	¥ 3,029
Additions	7,278	7,705
Decrease	(4,435)	(545)
Balance at end of the year	¥ 13,032	¥ 10,189